Income Taxes - Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Total income before income taxes	$ 219,521	$ 222,815	$ 207,915
Foreign [Member]
Income Tax [Line Items]
Total income before income taxes	(1,950)
United States [Member]
Income Tax [Line Items]
Total income before income taxes	$ 221,471	$ 222,815	$ 207,915